PRINCIPAL ACCOUNTING POLICIES - Guarantee liabilities (Details) - CNY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Guarantee liabilities
Maximum potential future payments under guarantee	¥ 6.4	¥ 146.4